UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 1.1%	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 5.50%, 1/01/22	$ 3,580	$ 3,339,710

Alaska - 1.3%	Anchorage, Alaska, Water Revenue Refunding Bonds, 6%, 9/01/09 (a)(b)	370	390,328
	Anchorage, Alaska, Water Revenue Refunding Bonds, 6%, 9/01/24 (a)	1,630	1,681,769
	Matanuska-Susitna Boro, Alaska, GO, Series A, 6%, 3/01/10 (b)(c)	1,700	1,793,585

			3,865,682

Arkansas - 4.2%	Arkansas State Development Finance Authority, M/F Mortgage Revenue
	Refunding Bonds, Series C, 5.35%, 12/01/35 (c)(d)	12,215	12,228,681

California - 14.2%	California State, Various Purpose, GO, 5.25%, 12/01/22 (f)	2,935	3,060,559
	California State, Veterans, GO, Refunding, AMT, Series BZ,
	5.35%, 12/01/21 (c)	9,350	9,351,028
	Dixon, California, Unified School District, GO (Election of 2002),
	5.20%, 8/01/44 (f)	2,405	2,432,657
	Modesto, California, Schools Infrastructure Financing Agency, Special Tax
	Bonds, 5.50%, 9/01/36 (a)	4,240	4,255,052
	Port of Oakland, California, Revenue Bonds, AMT, Series K,
	5.75%, 11/01/21 (g)	3,000	3,004,110
	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
	5.375%, 11/01/27 (c)(g)	5,000	4,914,100
	Rancho Cucamonga, California, Redevelopment Agency, Tax
	Allocation Refunding Bonds (Rancho Redevelopment Project),
	Series A, 5%, 9/01/34 (c)	1,500	1,459,980
	Roseville, California, Joint Union High School District, GO (Election of
	2004), Series A, 5%, 8/01/29 (g)	2,985	2,997,298
	Sacramento, California, City Financing Authority, Capital Improvement
	Revenue Bonds, 5%, 12/01/27 (a)	150	151,554
	San Francisco, California, City and County Airport Commission,
	International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel
	Company LLC), AMT, Series A, 6.10%, 1/01/20 (f)	1,250	1,277,113
	Stockton, California, Public Financing Revenue Bonds (Redevelopment
	Projects), Series A, 5.25%, 9/01/31 (h)	495	470,780
	Stockton, California, Public Financing Revenue Bonds (Redevelopment
	Projects), Series A, 5.25%, 9/01/34 (h)	2,930	2,740,283
	Vista, California, COP (Community Projects), 5%, 5/01/37 (c)	5,400	5,286,600

			41,401,114

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
COP	Certificates of Participation	M/F	Multi-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Colorado - 3.8%	Aurora, Colorado, COP, 5.75%, 12/01/10 (a)(b)	$ 6,285	$6,711,060
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series A-2, 7.50%, 4/01/31	200	207,808
	Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds
	(Poudre Valley Health Care), Series A, 5.75%, 12/01/09 (b)(f)	4,000	4,230,600

			11,149,468

Connecticut - 0.5%	Connecticut State, GO, Refunding, Series D, 5%, 12/01/24 (c)	1,520	1,570,464

District of Columbia -	District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust
0.9%	Fund - New Communities Project), Series A, 5%, 6/01/32 (c)	2,500	2,479,225

Florida - 22.3%	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/34	2,600	2,388,386
	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series E, 5.90%, 10/01/39 (i)(j)	2,310	2,298,866
	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (f)	5,600	5,660,816
	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
	Series 1, 5.375%, 10/01/49 (i)(j)	3,385	3,214,768
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
	Cancer Center Project), Series A, 5.25%, 7/01/37	4,700	4,484,834
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series B, 5.15%, 9/01/25	1,200	1,204,776
	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A,
	5%, 4/01/32 (a)	5,000	4,890,800
	Miami-Dade County, Florida, Aviation Revenue Bonds, DRIVERS, VRDN,
	AMT, Series A, 8.009%, 10/01/11 (e)(f)	34	30,233
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (f)	6,700	6,720,703
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/28 (k)	5,000	5,068,650
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/31 (k)	3,600	3,632,796
	Miami-Dade County, Florida, School Board, COP, Series A,
	5%, 5/01/21 (f)(g)	5,000	5,135,150
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.24%, 10/01/37 (c)(l)	3,670	677,078
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5%, 1/01/37 (c)	3,500	3,336,620
	Okaloosa County, Florida, Water and Sewer Revenue Refunding Bonds, 5%,
	7/01/36 (f)	2,100	2,108,253
	Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds,
	5.125%, 12/01/28 (a)	6,300	6,342,651
	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS,
	5.352%, 6/01/31 (a)(l)	5,065	1,363,042
	Seminole County, Florida, Water and Sewer Revenue Bonds,
	5%, 10/01/31	6,250	6,316,938

			64,875,360

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Idaho - 0.1%	Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds,
	AMT, Series E, 6%, 1/01/32	$ 360	$ 369,011

Illinois - 12.9%	Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A,
	6%, 7/01/10 (b)(g)	2,185	2,344,024
	Chicago, Illinois, GO, Series A, 6%, 7/01/10 (b)(g)	18,130	19,449,501
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/19 (c)	3,125	3,145,626
	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
	AMT, Series B-2, 6%, 1/01/29 (m)	7,300	7,405,631
	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
	Series A, 5%, 1/01/31 (c)	1,430	1,368,567
	Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage
	Health System), VRDN, Series B, 1.90%, 11/01/38 (e)	3,500	3,500,000
	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
	District Number 220, GO, 6%, 12/01/20 (g)	125	131,769

			37,345,118

Indiana - 5.3%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
	Series A, 5%, 1/01/37 (c)	8,000	7,717,440
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
	Series A, 5%, 1/01/42 (c)	8,000	7,667,920

			15,385,360

Kansas - 2.2%	Kansas State Development Finance Authority, Health Facilities Revenue
	Bonds (Sisters of Charity Leavenworth), Series J, 6.125%, 12/01/20	3,510	3,676,234
	Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds,
	AMT, Series A-2, 6.20%, 12/01/33 (j)	2,615	2,647,872

			6,324,106

Louisiana - 0.6%	Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A,
	5%, 5/01/41 (g)	1,600	1,574,512

Michigan - 3.8%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Mercy-Mount Clemens), Series A, 6%, 5/15/09 (b)(c)	1,000	1,045,360
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A,
	5.50%, 6/01/30 (m)	2,000	1,947,760
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C,
	5.65%, 9/01/29 (m)	5,000	5,043,050
	Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
	Edison Co. Project), Series AA, 6.40%, 8/01/24 (a)	3,000	3,065,730

			11,101,900

Minnesota - 4.7%	Prior Lake, Minnesota, Independent School District Number 719, GO,
	5.50%, 2/01/16 (f)	2,555	2,661,876
	Prior Lake, Minnesota, Independent School District Number 719, GO,
	5.50%, 2/01/17 (f)	1,830	1,906,549

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Prior Lake, Minnesota, Independent School District Number 719, GO,
	5.50%, 2/01/18 (f)	$ 3,570	$ 3,719,333
	Prior Lake, Minnesota, Independent School District Number 719, GO,
	5.50%, 2/01/19 (f)	2,840	2,958,797
	Sauk Rapids, Minnesota, Independent School District Number 47, GO,
	Series A, 5.625%, 2/01/18 (c)	2,185	2,321,366

			13,567,921

Nevada - 0.0%	Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2,
	6.30%, 4/01/22 (c)	95	96,209

New Jersey - 6.1%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (k)	6,200	6,411,110
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
	7/01/33 (c)	11,000	11,186,670

			17,597,780

New York - 5.8%	Nassau Health Care Corporation, New York, Health System Revenue Bonds,
	5.75%, 8/01/09 (b)(f)	14,000	14,850,640
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/21 (a)	2,000	2,069,020

			16,919,660

North Carolina - 0.4%	North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A,
	5.35%, 1/01/22 (a)	1,235	1,238,730

Ohio - 1.0%	Aurora, Ohio, City School District, COP, 6.10%, 12/01/09 (b)(c)	1,745	1,855,354
	Kent State University, Ohio, University Revenue Bonds, 6%, 5/01/24 (a)	1,000	1,044,660

			2,900,014

Oklahoma - 0.9%	Claremore, Oklahoma, Public Works Authority, Capital Improvement
	Revenue Refunding Bonds, Series A, 5.25%, 6/01/14 (b)(f)	2,385	2,623,738

Pennsylvania - 0.1%	Washington County, Pennsylvania, Capital Funding Authority Revenue
	Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (a)	305	303,152

Rhode Island - 3.6%	Providence, Rhode Island, Redevelopment Agency Revenue
	Refunding Bonds (Public Safety and Municipal Buildings), Series A,
	5.75%, 4/01/10 (a)(b)	5,555	5,901,799
	Rhode Island State Health and Educational Building Corporation Revenue
	Bonds (Rhode Island School of Design), Series D, 5.50%, 8/15/31 (m)	4,685	4,687,061

			10,588,860

South Carolina - 5.6%	South Carolina Housing Finance and Development Authority, Mortgage
	Revenue Refunding Bonds, AMT, Series A-2, 6.35%, 7/01/19 (f)	1,335	1,372,393
	South Carolina State Public Service Authority, Revenue Refunding Bonds,
	Series A, 5%, 1/01/42 (a)	15,000	14,903,400

			16,275,793

Tennessee - 1.3%	Metropolitan Government of Nashville and Davidson County, Tennessee,
	Health and Education Facilities Board, Revenue Refunding Bonds
	(Ascension Health Credit), Series A, 5.875%, 11/15/09 (a)(b)	3,500	3,700,970
	Tennessee HDA, Revenue Bonds (Homeownership Program), AMT,
	Series 2C, 6%, 7/01/11	70	70,007

			3,770,977

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Texas - 19.8%	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
	AMT, Series B, 6%, 11/01/23 (c)	$ 1,300	$ 1,307,813
	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
	Series A, 5.50%, 11/01/33 (c)	16,000	15,509,920
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
	Improvement Bonds, AMT, Series A, 5.875%, 11/01/17 (g)	1,835	1,851,827
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
	Improvement Bonds, AMT, Series A, 5.875%, 11/01/18 (g)	2,150	2,162,835
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
	Improvement Bonds, AMT, Series A, 5.875%, 11/01/19 (g)	2,390	2,397,146
	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement
	Bonds, Series A, 6%, 3/01/15 (f)	115	124,615
	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement
	Bonds, Series A, 6%, 3/01/16 (f)	170	183,909
	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement
	Bonds, Series A, 6%, 3/01/17 (f)	180	194,407
	Houston, Texas, Community College System, Participation Interests, COP
	(Alief Center Project), 5.75%, 8/15/22 (c)	4,341	4,454,209
	Midland, Texas, Certificates of Obligation, GO, 6.10%, 3/01/10 (b)(g)	1,850	1,954,839
	North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, 5.75%, 1/01/40 (c)	14,750	15,118,750
	North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, Series B, 5.75%, 1/01/40 (c)	1,000	1,025,000
	North Texas Tollway Authority, System Revenue Refunding Bonds, Series
	A, 5.625%, 1/01/33 (c)	10,975	11,181,110

			57,466,380

Washington - 4.7%	Chelan County, Washington, Public Utility District Number 001,
	Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%,
	7/01/37 (a)	3,840	3,673,152
	Lewis County, Washington, GO, Refunding, 5.75%, 12/01/09 (a)(b)	1,805	1,892,885
	Lewis County, Washington, GO, Refunding, 5.75%, 12/01/24 (a)	1,640	1,681,213
	Seattle, Washington, Municipal Light and Power Revenue Bonds,
	6%, 10/01/09 (b)(c)	2,500	2,640,650
	Seattle, Washington, Water System Revenue Bonds, Series B,
	6%, 7/01/09 (b)(g)	3,500	3,680,880

			13,568,780

Wisconsin - 0.4%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(Blood Center of Southeastern Wisconsin Project), 5.75%, 6/01/34	1,250	1,248,263

Puerto Rico - 2.0%	Puerto Rico Commonwealth, Public Improvement, GO,
	5.125%, 7/01/30 (f)	5,725	5,779,617

	Total Municipal Bonds (Cost - $377,650,544) - 129.7%		376,955,585

	Municipal Bonds Transferred to Tender Option Bond Trusts (n)

California - 10.7%	Palomar Pomerado Health Care District, California, GO
	(Election of 2004), Series A, 5.125%, 8/01/37 (c)	7,364	7,449,256
	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Senior Series B, 5.25%, 7/01/39 (f)	5,350	5,260,681

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (n)	(000)	Value

	San Diego, California, Community College District, GO (Election of
	2002), 5%, 5/01/30 (f)	$ 1,480	$ 1,508,424
	San Jose, California, GO (Libraries, Parks and Public Safety Projects),
	5%, 9/01/30 (c)	3,800	3,840,785
	Sequoia, California, Unified High School District, GO, Refunding,
	Series B, 5.50%, 7/01/35 (f)	5,189	5,474,879
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%,
	9/01/32 (f)	4,620	4,612,516
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%,
	9/01/38 (f)	2,915	2,927,417

			31,073,958

Colorado - 3.2%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (f)	9,400	9,388,040

Florida - 10.0%	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Baptist Medical Center Project), 5%, 8/15/37 (f)	7,740	7,669,179
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-2, 6%, 9/01/40 (i)(j)	4,500	4,583,520
	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
	5%, 10/01/33 (f)	6,730	6,321,088
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th
	Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	4,000	4,085,560
	St. Petersburg, Florida, Public Utilities, Revenue Refunding Bonds,
	5%, 10/01/35 (c)	6,492	6,491,449

			29,150,796

Georgia - 2.3%	Augusta, Georgia, Water and Sewer Revenue Bonds,
	5.25%, 10/01/34 (f)	6,290	6,552,481

Illinois - 6.6%	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, AMT, Series A, 5%, 1/01/38 (f)	15,000	14,910,600
	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien,
	5.25%, 11/01/33 (f)	3,972	4,119,783

			19,030,383

Massachusetts - 3.7%	Massachusetts Bay Transportation Authority, Revenue Refunding Bonds,
	Unrefunded Balance, Series A, 5%, 7/01/35	5,535	5,545,406
	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (f)	4,998	5,077,550

			10,622,956

New Jersey - 1.0%	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C,
	5%, 1/01/30 (f)	2,998	3,049,800

New York - 2.4%	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5.25%, 10/15/27 (a)	6,750	7,009,267

Washington - 2.4%	Bellevue, Washington, GO, Refunding, 5.50%, 12/01/39 (c)	6,885	7,096,926

	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $125,030,955) - 42.3%		122,974,607

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund, 1.73% (o)(p)	7,389,380	$ 7,389,380

Total Short-Term Securities (Cost - $7,389,380) - 2.5%		7,389,380

Total Investments (Cost - $510,070,879*) - 174.5%		507,319,572
Other Assets Less Liabilities - 2.1%		6,169,080
Liability for Trust Certificates, Including Interest
Expense Payable - (26.6)%	(77,419,874)
Preferred Stock at Redemption Value - (50.0)%	(145,353,632)

Net Assets Applicable to Common Stock - 100.0%	$ 290,715,146

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 432,515,428

Gross unrealized appreciation	$ 6,653,565
Gross unrealized depreciation	(9,040,121)

Net unrealized depreciation	$ (2,386,556)

(a)	AMBAC Insured.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

(c)	MBIA Insured.

(d)	FHA Insured.

(e)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(f)	FSA Insured.

(g)	FGIC Insured.

(h)	Radian Insured.

(i)	FHLMC Collateralized.

(j)	FNMA/GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(m)	XL Capital Insured.

(n)	Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	7,069,063	$ 304,246

(p) Represents the current yield as of report date.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: August 22, 2008